Disclosure of geographical areas, revenue by customer location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Revenue from external customers	$ 1,472,366	$ 1,402,339
Canada [Member]
Statements [Line Items]
Revenue from external customers	553,411	461,033
United States [Member]
Statements [Line Items]
Revenue from external customers	211,681	159,085
Switzerland [Member]
Statements [Line Items]
Revenue from external customers	253,165	236,467
Germany [Member]
Statements [Line Items]
Revenue from external customers	52,530	144,684
China [Member]
Statements [Line Items]
Revenue from external customers	140,440	145,935
Peru [Member]
Statements [Line Items]
Revenue from external customers	65,721	101,033
Philippines [Member]
Statements [Line Items]
Revenue from external customers	84,687	120,199
United Kingdom [Member]
Statements [Line Items]
Revenue from external customers	68,346	0
Other [Member]
Statements [Line Items]
Revenue from external customers	$ 42,385	$ 33,903